Acquisitions/ Divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Acquisition	The following table summarizes the preliminary allocation of the purchase consideration to the assets acquired and liabilities assumed at the date of acquisition:

September 13, 2019
(in thousands)

Working capital	$(187)
Goodwill	6,973
Developed technology	2,445
Subscriber relationships	390
Total	$9,621